Organisation and principal activities (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of significant subsidiaries
Name	Percentage of equity ownership		Place of incorporation	Principal activities
	2017	2016
Subsidiaries:

Euro Tech (Far East) Limited	100%	100%	Hong Kong	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Euro Tech (China) Limited	100%	100%	Hong Kong	Inactive

Euro Tech Trading (Shanghai) Limited	100%	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Shanghai Euro Tech Limited	100%	100%	The PRC	Manufacturing of analytical and testing equipment

Shanghai Euro Tech Environmental Engineering Company Limited	100%	100%	The PRC	Undertaking water and waste-water treatment engineering projects

Chongqing Euro Tech Rizhi Technology Co., Ltd	100%	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd	100%	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Name	Percentage of equity ownership		Place of incorporation	Principal activities
	2017	2016
Guangzhou Euro Tech Environmental Equipment Co., Ltd	100%	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Yixing Pact Environmental Technology Co., Ltd	58%	58%	The PRC	Design, manufacturing and operation of water and waste water treatment machinery and equipment

Pact Asia Pacific Limited	58%	58%	The British Virgin Islands	Selling of environmental protection equipment, undertaking environment protection projects and providing relevant technology advice, training and services

Affiliates:

Zhejiang Jiahuan Environmental Protection Technology Co. Ltd. (“Blue Sky”)	19.4% *	19.7% *	The PRC	Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted

Zhejiang Jia Huan Electronic Co. Ltd.	20%	20%	The PRC	Design and manufacturing of automatic control systems and electric voltage control equipment for electrostatic precipitators (air purification equipment)

* The Group interest in Blue Sky has been counted for as an affiliate using the equity method as the Group has representation on both the Board and Executive Committee of Blue Sky, and the ability to participate in the decision-making process.

ZHEJIANG TIANLAN
Schedule of significant subsidiaries
Name	Percentage of equity ownership		Place of incorporation	Principal activities
	2017	2016
Zhejiang Tianlan Environmental Engineering and Design Company Limited	100%	100%	PRC	Provision of maintenance services of environmental protection equipment

Hangzhou Tianlan Environmental Protection Equipments Company Limited	51%	51%	PRC	Manufacturing and installation services of environmental protection equipment
Shihezi Tianlan Environmental Protection Technology Company Limited	100%	100%	PRC	Provision of maintenance services of environmental protection equipment
Hangzhou Tianlian Environmental Testing Technology Company Limited *	80%	80%	PRC	Provision of testing services of environmental protection equipment

* The company was incorporated on October 28, 2015. On April 17, 2016, the board of director approved the sales of 1,000,000 ordinary shares to third parties, for aggregate proceeds of RMB 1,000,000 to the third parties.

ZHEJIANG JIAHUAN
Schedule of significant subsidiaries
Name	Percentage of equity ownership		Place of incorporation	Principal activities

	2017	2016

Zhejiang Jiahuan Engineering Technology Co., Ltd (Formerly known as Zhejiang Jiahuan Xinyu Environmental Production Co., Ltd)	100%	100%	PRC	Manufacturing and installation services of environmental production equipment